S000011203 [Member] N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DODGE & COX FUNDS
Entity Central Index Key	0000029440
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	May 01, 2025